CONDENSED BALANCE SHEET (Parenthetical) - $ / shares	Oct. 14, 2020	Sep. 30, 2020	Jul. 31, 2020
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Class A ordinary shares
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued	3,163,907	0
Common Stock, Shares, Outstanding	3,163,907	0
Class B ordinary shares
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued	20,125,000	20,125,000
Common Stock, Shares, Outstanding	20,125,000	20,125,000	20,125,000
Class B ordinary shares | Over-allotment option
Maximum shares subject to forfeiture	77,336,093	2,625,000